Condensed Consolidated Statements of Financial Position - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents (Note 4)	$ 1,295.1	$ 1,196.5
Receivables	144.4	135.7
Gold bullion, prepaid expenses and other current assets (Note 6)	63.8	50.9
Current assets	1,503.3	1,383.1
Royalty, stream and working interests, net (Note 7)	5,086.6	4,927.5
Investments (Note 5)	232.3	227.2
Deferred income tax assets	35.2	39.9
Other assets (Note 8)	49.8	49.1
Total assets	6,907.2	6,626.8
LIABILITIES
Accounts payable and accrued liabilities	52.2	43.1
Current income tax liabilities	4.1	7.1
Current liabilities	56.3	50.2
Deferred income tax liabilities	165.4	153.0
Other liabilities	6.0	6.0
Total liabilities	227.7	209.2
SHAREHOLDERS' EQUITY
Share capital (Note 16)	5,713.6	5,695.3
Contributed surplus	18.2	15.6
Retained earnings	1,150.9	940.4
Accumulated other comprehensive loss	(203.2)	(233.7)
Total shareholders' equity	6,679.5	6,417.6
Total liabilities and shareholders' equity	$ 6,907.2	$ 6,626.8